Net Defined Benefit Liability (Asset) - Summary Of Changes In The Carrying Value Of Defined Benefit Obligation And The Plan Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		₩ 26,640
Changes in net defined benefit liability (asset) [abstract]
Current service cost		166,741	₩ 178,416	₩ 174,509
Interest cost		(1,678)	(1,113)	119
Remeasurements	[1]	(342,096)	(89,751)	(13,492)
Changes due to business combinations		0	0	34,001
Ending balance		(284,078)	26,640
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,618,098	1,610,680	1,442,859
Changes in net defined benefit liability (asset) [abstract]
Current service cost		166,741	178,416	174,509
Interest cost		48,238	39,814	34,653
Financial assumptions		(356,344)	(92,367)	(20,838)
Demographic assumptions		(9)	(251)	4,161
Experience adjustments		(3,838)	(12,155)	(4,481)
Retirement benefit paid		(92,914)	(106,050)	(55,864)
Foreign currencies translation adjustments		(69)	165	(119)
Others		(2,358)	(154)	1,799
Ending balance		1,377,545	1,618,098	1,610,680
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,591,458	1,564,101	1,352,971
Changes in net defined benefit liability (asset) [abstract]
Interest cost		49,916	40,927	34,534
Financial assumptions		(18,095)	(15,022)	(7,666)
Employer's contributions		127,979	103,251	211,505
Retirement benefit paid		(87,472)	(99,523)	(52,627)
Changes due to business combinations		0	0	27,599
Others		(2,163)	(2,276)	(2,215)
Ending balance		₩ 1,661,623	₩ 1,591,458	₩ 1,564,101

[1]	Retirement benefits related to defined contribution plans recognized as expenses are 3,827 million won, 4,494 million won and 4,240 million won for the years ended December 31, 2020, 2021 and 2022, respectively.